Cover	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	000-55685
Entity Registrant Name	HWGC Holdings Limited
Entity Central Index Key	0001623590
Entity Tax Identification Number	30-0803939
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	31 & 33, Jalan Maharajalela
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50150
City Area Code	+603
Local Phone Number	2143 2889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false